Shareholder Report, Line Graph (Details) B274531_Direxion Daily AMZN Bull 2X Shares_TF_TSR Annual {TF} - USD ($)					12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Sep. 07, 2022	Oct. 31, 2025
Direxion Daily AMZN Bull 2X Shares
Account Value [Line Items]
Line Graph and Table Measure Name					Direxion Daily AMZN Bull 2X Shares NAV
Accumulated Value	$ 13,652	$ 9,415	$ 7,158	$ 10,000	$ 18,595
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
Accumulated Value	15,093	10,936	9,929	10,000	$ 18,331
Amazon.com, Inc. [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Amazon.com, Inc.
Accumulated Value	$ 14,781	$ 10,553	$ 8,123	$ 10,000	$ 19,366